General information, statement of compliance and basis of presentation (Tables)	6 Months Ended
Jun. 30, 2023
General Information, Statement of Compliance and Basis of Presentation [Abstract]
Disclosure of New or Amended Standards and Interpretations	tandards, interpretations and amendments to existing standards applicable for reporting periods beginning on or after January 1, 2023, were applied where necessary to the interim condensed consolidated financial statements for the six months ended June 30, 2023:
•Amendments to IAS 8 – Definition of Accounting Estimates
•Amendments to IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting Policies
•Amendments to IAS 12 – Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction